Securities at fair value through other comprehensive income and securities at amortized cost - Gain or loss on disposal of securities at fair value through other comprehensive income and securities at amortized cost (Details) - KRW (₩)
₩ in Millions
		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Gain or loss on disposal of financial assets at fair value through other comprehensive income and securities at amortized cost [Abstract]
Gain on disposal of financial assets at fair value through other comprehensive income		₩ 50,793	₩ 26,427
Loss on disposal of financial assets at fair value through other comprehensive income		(180,368)	(187,850)
Gain on disposal of securities at amortized cost	[1]	358	4
Loss on disposal of securities at amortized cost	[1]	(107)	(64)
Total		₩ (129,324)	₩ (161,483)

[1]	The issuers of those securities have exercised the early redemption options and the others.